Summary of Significant Accounting Policies (Details) - USD ($)		8 Months Ended	9 Months Ended	11 Months Ended
	May 11, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash			$ 234,923	$ 453,151
Cash equivalents			0	0
Unrecognized tax benefits			0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0	$ 0
Warrant exercisable			11,500,000	12,085,275
Payments for investment of cash in Trust Account	$ 117,300,000	$ 117,300,000	$ 2,300,000	$ 117,300,000
Price per unit	$ 10.00
Class A common stock [Member]
Common Stock, shares outstanding				585,275
Class A common stock subject to redemption [Member]
Common Stock, shares outstanding				11,500,000
Common shares, shares subject to possible redemption			11,500,000	11,500,000